INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Summary of Tax Charges
Taxes on profits assessable elsewhere have been calculated at the rates of tax prevailing in the jurisdictions in which the Group operates.

	2023	2022	2021
	US$’000	US$’000	US$’000
Current – United States of America	511	224	211
Current – Elsewhere	(2,375)	401	416
Deferred (note 20)	—	—	(4,241)
Total tax charge/(credit) for the year	(1,864)	625	(3,614)

Summary of Reconciliation of Tax Expense Applicable to Loss Before Tax at the Statutory Rates
A reconciliation of the tax charge/(credit) applicable to loss before tax at the statutory rates for the countries (or jurisdictions) in which the Company and the majority of its subsidiaries are domiciled to the tax expense/(credit) at the effective tax rates is as follows:

	2023		2022		2021
	US$’000	%	US$’000	%	US$’000	%
Loss before tax	(520,118)		(445,724)		(407,196)
At the statutory blended US federal and state income tax rate of 24.3% (2022 and 2021: 28.1%)	(126,638)	24.3	(125,293)	28.1	(114,463)	28.1
Preferential tax rate in other countries and regions	4,091	(0.8)	—	—	—	—
Effect of tax rate differences in other countries and regions	47,001	(9.0)	15,129	(3.4)	15,027	(3.7)
Research and development credit	(8,942)	1.7	(24,970)	5.6	(954)	0.2
State rate change	5,959	(1.1)	(107)	—	—	—
Effect of non-deductible expenses	2,111	(0.4)	1,829	(0.4)	2,298	(0.6)
Tax losses and deductible temporary differences not recognized*	83,054	(16.0)	137,912	(30.9)	106,623	(26.2)
Stock-based compensation income tax charge/(benefit)*	(7,911)	1.5	(4,050)	0.9	(13,674)	3.4
Others	(589)	0.2	175	—	1,529	(0.4)
Tax charge/(benefit) at the Company’s effective rate	(1,864)	0.4	625	(0.1)	(3,614)	0.9
*Certain prior year amounts have been reclassified for comparative purposes